                             Mayer, Brown & Platt

                                 1675 Broadway

                         New York, New York 10019-5820


BETH R. KRAMER                                                   MAIN TELEPHONE
 Of Cousel                                                        212-506-2670

                                                                    MAIN FAX
                                                                  212-262-1910

                                October 1, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filing Desk

Re:  Supplement to the Statement of Additional Information
     Meyers Investment Trust -- Meyers Pride Value Fund
     File Nos. 333-02111 and 811-7581
     -------------------------------------------

Dear Sir or Madam:

     Pursuant to the Securities Act of 1933, as amended, and Rule 497(e) thereunder, on behalf of Meyers Investment Trust (the "Trust"), we are delivering to you herewith the Supplement dated October 1, 1999 to the Statement of Additional Information filed on September 27, 1999 relating to the Trust.

                              Very truly yours,

                              /s/Beth R. Kramer, Esq.
                                 --------------------
                                 Beth R. Kramer, Esq.


cc:   Briccio B. Barrientos
      Securities and Exchange Commission


           CHICAGO   BERLIN   CHARLOTTE   COLOGNE   HOUSTON   LONDON
                      LOS ANGELES   NEW YORK   WASHINGTON
   INDEPENDENT MEXICO CITY CORRESPONDENT, JAUREGUI, NAVARETE, NADER Y ROJAS
                INDEPENDENT PARIS CORRESPONDENT  LAMBERT & LEE

                                                                     Rule 497(e)
                                               File Nos. 333-02111 and 811-7581



                            MEYERS INVESTMENT TRUST
                            Meyers Pride Value Fund


          SUPPLEMENT DATED OCTOBER 1, 1999 TO STATEMENT OF ADDITIONAL
                    INFORMATION FILED ON SEPTEMBER 27, 1999


The Statement of Additional Information is amended as follows:

1.  On Page 1:

    a.  Under the heading "STATEMENT OF ADDITIONAL INFORMATION" replace
        "September   , 1999" with "September 27, 1999."

    b.  In the second line of the third paragraph replace "September   , 1999"
        with "September 27, 1999."

2.  On Page 3. In the first line of the second paragraph replace "September   ,
    1999" with "September 27, 1999."
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                            MEYERS PRIDE VALUE FUND
              A separate portfolio of the Meyers Investment Trust
                               _________________
                            8901 Wilshire Boulevard
                       Beverly Hills, California  90211
                       Telephone Number: (310) 657-9393
                       Facsimile Number: (310) 657-9380


                      STATEMENT OF ADDITIONAL INFORMATION

                              September 27, 1999

The Meyers Pride Value Fund (the "Fund") is organized as a separate series of the Meyers Investment Trust (the "Trust"), a business trust organized under the laws of the State of Delaware. The Fund was formerly known as the Meyers Sheppard Pride Fund, and the Trust was formerly known as the Meyers Sheppard Investment Trust.

The Fund is an open-end, no-load diversified mutual fund whose overall investment objective is to attain long-term capital appreciation by investing in a diversified portfolio of equity securities of undervalued but nevertheless fundamentally sound companies which have also been identified as having progressive Open Workplace policies. See "Investment Objectives, Policies And Restrictions" herein.

This Statement of Additional Information (the "SAI") sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus for the Fund, dated September 27, 1999, as amended or supplemented from time to time. This SAI should be read in conjunction with the Fund's Prospectus. A copy of both the Prospectus and the SAI may be obtained by an investor without charge by contacting BISYS Fund Services Limited Partnership, the Fund's Distributor, at 3435 Stelzer Road, Columbus, Ohio 43219, or calling 1-800-410-3337. This SAI has been incorporated by reference into the Prospectus.



This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.


                               TABLE OF CONTENTS

Page
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
The Fund                                                           2
Investment Objectives, Policies and Restrictions                   3
Risk Factors                                                       9
Tax Sheltered Retirement Plans                                    10
Investment Programs                                               12
Performance Information                                           13
Determination of Net Asset Value; Valuation of Fund Securities    14
Management of and Service Providers for the Trust and the Fund    15
Independent Auditors                                              21
Code of Ethics                                                    21
Taxation                                                          21
Fund Transactions and Brokerage Commissions                       23
Description of Shares, Voting Rights and Liabilities              24
Financial Statements                                              25

investment in each of these accounts is $50. The Trust, on behalf of the Fund, has adopted a Distribution Plan which permits reimbursement of certain expenses incurred by the Distributor in connection with the sale and distribution of shares of the Fund, up to a maximum of 0.25% (on an annual basis) of the Fund's average daily net assets.

In addition to the shares offered in the Fund's prospectus, dated September 27, 1999, and this SAI, the Fund has established a second class of shares that is not publicly offered in the United States.

No sales load is charged with respect to either the purchase or redemption of Fund shares. The Fund will redeem shares of the Fund from shareholders at any time at the next determined net asset value per share. The redemption price may be more or less than the purchase price. An investor should contact the Distributor to request additional information about the procedures under which Fund shares may be purchased and redeemed. See "Buying and Selling Shares" in the Prospectus.

     INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objective

The overall investment objective of the Fund (the "Investment Objective") is to attain long-term capital appreciation by investing in a diversified portfolio of equity securities of undervalued but nevertheless fundamentally sound companies which have also been identified as having progressive Open Workplace policies. The minimum criteria for identifying such companies is that they have in place explicit policies against discrimination in hiring and promotion based on sexual orientation.

Investment Strategy

In order to achieve its Investment Objective, the Fund will use an actively managed, value-based investment approach focusing on a long-term market cycle (at least three to five years), consistent with moderate levels of risk, wherein the Investment Manager will identify companies exhibiting the following characteristics: (1) low or inexpensive current value relative to earnings estimates, cash flow, book value and/or break-up value; (2) good management; (3) strong business fundamentals; and (4) positive earnings momentum.

The Fund invests in equity securities of publicly traded companies, primarily common stocks. The Fund may also invest in preferred stocks, warrants and certain debt instruments convertible into stock. Publicly-traded companies are companies whose equity securities are traded over a national stock exchange or over-the-counter through the National Association of Securities Dealers Automatic Quotation ("NASDAQ") system or the National Association of Securities Dealers, Inc. ("NASD") Electronic Bulletin Board. The Fund may invest in companies in all ranges of capitalization; however, the Investment Manager expects to invest at least 60% of the Fund's net assets in equity securities of companies with a total market capitalization of at least $2 billion. Market capitalization is computed by multiplying the current market price of a share of a company's stock by the total number of its shares outstanding. It is a commonly used measure of the size and value of a company.

                                       3